Trade and Other Receivables - Schedule of Expected Credit Losses on Trade Receivables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date	$ 5,224,042	$ 5,454,943
Expected loss rate
ECL allowance	$ 169,148	$ 169,148
Current sales [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date	$ 3,997,559	$ 4,145,657
Expected loss rate	2.19%	1.94%
ECL allowance	$ 87,669	$ 82,377
30 days [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date	$ 706,283	$ 763,313
Expected loss rate	5.50%	5.50%
ECL allowance	$ 38,846	$ 41,982
60 days [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date	$ 206,030	$ 263,838
Expected loss rate	8.25%	8.25%
ECL allowance	$ 16,997	$ 21,767
90 days and older [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date	$ 314,170	$ 282,135
Expected loss rate	8.16%	8.16%
ECL allowance	$ 25,636	$ 23,022